Other Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Other Receivables
Schedule of the components of other receivables

	As of December 31
	2011	2012
	$	$
Components of other receivables are as follows:
Deposits (Note)	2,369,131	4,734,991
Cash advanced to staff	163,682	104,310
VAT receivable	6,756,228	4,934,645
Others	121,440	219,941
Total	9,410,481	9,993,887

Note:	Deposits consist of amounts paid to vendors for inventory, advertising, and rental deposits